Goodwill and Intangible Assets Goodwill and Intangible Assets, Narrative (Details)	3 Months Ended
Sep. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss	$ 0